UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-02631
Chestnut Street Exchange Fund

(Exact name of registrant as specified in charter)
103 Bellevue Parkway
Wilmington, DE 19809

(Address of principal executive offices) (Zip code)
Edward J. Roach
Chestnut Street Exchange Fund
103 Bellevue Parkway
Wilmington, DE 19809

(Name and address of agent for service)
Registrant’s telephone number, including area code: (302) 791-1112
Date of fiscal year end: December 31
Date of reporting period: June 30, 2008
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

CHESTNUT STREET EXCHANGE FUND
(A California Limited Partnership)

David R. Wilmerding, Jr.
     Chairman
July 30, 2008

Fellow Partner:

Our Fund earned $3.99 per share of net investment income in the six months ended June 30, 2008, compared to $3.69 per share in the same period of 2007. Investment income increased by $98,032 over the same time period of 2007 and was applicable to a reduced number of partnership shares.

After providing for the $1.85 per share distributed to partners of record on June 29, 2008, the net asset value per partnership share on June 30, 2008 was $341.79. The net asset value per share on March 31, 2008, our last report date, was $361.78, and the value on June 30, 2007 was $398.32.

During the second quarter of 2008, Union Pacific Corp. added 37,922 shares in a 2 for 1 stock split and Verizon Communications, Inc. distributed 2,713 shares of Fairpoint Communications, Inc.

Commentary on market conditions and a comparison of our Fund’s performance to the Standard & Poor’s 500® Index and the Dow Jones Industrial Average will be found in the accompanying Investment Adviser’s Report.

Your comments or questions concerning Chestnut Street Exchange Fund are welcomed.

Yours sincerely,

David R. Wilmerding, Jr.

CHESTNUT STREET EXCHANGE FUND
(A California Limited Partnership)

INVESTMENT ADVISER’S REPORT

Market Commentary

U.S. equity markets rallied in April and May before falling sharply in June, bringing most indices to negative levels for the second quarter. The Dow Jones Industrial Average suffered as a result of some high-profile losses from key components, such as General Electric, General Motors, and Bank of America. This index fell 6.8%, or almost 1,000 points, during the quarter. The blue chip average is now down 13.4% for 2008. Broader measures of the U.S. stock market fared somewhat better. The S&P 500 Index declined 2.7% during the quarter, and is down 11.9% for 2008. Similarly, the Russell 1000 Index was down by 1.9% for the quarter and 11.2% year-to-date. The NASDAQ Composite Index ended the quarter in slightly positive territory, up 0.6%, although it is down 13.6% year-to-date after an extremely difficult first quarter.

Continuing a theme that began in mid-2007 when the economic and equity market weakness became evident, growth styles have outperformed value throughout 2008. During the second quarter, the Russell 1000 Value Index dropped 5.3% and is now down 13.6% for 2008. In contrast, the Russell 1000 Growth Index managed to gain 1.3% during the quarter and is down 9.1% year-to-date.

As was the case in the first quarter, the performance differences between capitalizations have been less clear. After slightly underperforming their large cap counterparts in the first quarter, small caps were able to move ahead in the second quarter, with the Russell 2000 Index posting a 0.6% gain. For the year, the small cap index is down 9.4%, slightly better than comparable large cap indices.

From a sector perspective, the trends that have been in place for some time have not changed. Given the run-up in commodity prices, energy stocks were the clear winners during the quarter and have been the best-performing sector for the year with the S&P 500 energy sector up 8.9% year-to-date. Financials have continued to be hurt by credit and banking issues, and are down 29.7% year-to-date.

Looking ahead, it is clear that the direction of oil prices will remain a key factor in determining whether stocks will change direction. U.S. stocks have been particularly sensitive to the rise in oil prices given the weakness of the U.S. dollar. At present, it is clear that the current price of oil represents a major headwind for the global economy and equity markets. The supply/demand balance for oil prices is extremely tight, as even modest supply disruptions would cause prices to move higher. While oil prices are notoriously difficult to predict, there are some encouraging signs that the spike in oil prices may be on borrowed time. An easing of demand pressures is clearly under way in many developed economies, subsidies are being reduced in the developing world, and Saudi Arabia is promising to boost output. Should a drop in oil prices occur, it would allow interest rate expectations and inflationary pressures to recede, benefiting stocks.

Portfolio Review

Stocks rebounded through April and May before falling steeply in June. Inflationary concerns combined with continued troubles in the financial sector prompted the change in sentiment. Swelling energy and food prices and their impact on overall inflation dominated the headlines during the quarter. The price of oil surged from just over $100 to $140 per barrel, and natural gas rose more than 30%. The quarter featured wide disparity in sector returns, with the energy portion of the S&P 500 Index rising 17% and the financials sectors falling 18%. Growth indices outperformed core and value indices in this environment, in part due to the

CHESTNUT STREET EXCHANGE FUND
(A California Limited Partnership)

relatively small weighting of financials and larger allocation to information technology. As of the end of the quarter, the S&P 500 has fallen 18% from the October high.

This volatile market environment also significantly impacted the Chestnut Street Exchange Fund. The Fund fell and underperformed the -2.7% Index return during the quarter. In a reversal from the prior quarter, security selection within financials hurt relative returns as the portfolio was impacted by the weakened fundamentals in the sector. The portfolio’s underweight in energy also detracted substantially from return comparisons. As financial stocks steepened in their decline and inflation concerns became more pronounced, investors rotated into energy stocks.

Stock selection in the financials sector was the largest detractor from portfolio performance on a relative basis. The portfolio’s large positions in Bank of America, Wells Fargo, and JPMorgan Chase hurt returns as these companies began to succumb to the headwinds in the credit markets. In addition, the increasing troubles at Wachovia detracted meaningfully from returns despite our small overweight to the company.

The Fund’s investment in the energy sector struggled during the quarter, despite a rebound in Schlumberger, a significant holding. We continue to expect Schlumberger’s earnings to re-accelerate through 2009. However, as energy stocks followed energy spot prices substantially higher during the quarter, our underweight hampered relative returns. Chevron, ConocoPhillips, Occidental Petroleum, and Halliburton had very strong quarters and we were underweight in all of these names.

Road & rail holdings continued to benefit the portfolio. The portfolio’s significant overweight in this industry contributed positively, with Burlington Northern Santa Fe Corp. and Union Pacific both continuing their strong performance during the quarter.

Health care stocks aided return comparisons as investors looked to this defensive area of the market as a safe haven from broad market declines and a slowing economy. Large weightings in Merck, Johnson & Johnson, Medco Health Solutions, and Baxter International benefited relative performance within this segment.

Trading activity during the quarter remained light given the Fund’s objective of limiting capital gains. In order to meet redemptions in-kind, we slightly reduced our allocation to Merck and Intel. While both stocks contributed to relative outperformance during the quarter, we believe that slightly smaller position sizes are warranted in this challenging economic and market environment. The portfolio continues to be highly diversified, with the largest weightings in the health care, industrials, and financials sectors. Relative to the S&P 500, the largest overweight is in health care, with the largest underweight coming in consumer discretionary.

Any opinions expressed are those of BlackRock as of the date of this report and are subject to change based on changes in market or economic conditions. Past performance is not a guarantee of future results. There is no guarantee that forecasts made herein will come to pass. The comments should not be construed as a recommendation for any individual holdings or market sectors. Actual portfolios may differ as a result of account size, client imposed investment restrictions, the timing of client investment, and market, economic, and individual company considerations, among other things. Information and opinions are derived from proprietary and non-proprietary sources deemed by BlackRock to be reliable. We cannot guarantee the accuracy of such information, assure its completeness, or warrant that such information will not be changed without notice. Reliance upon information in this report is at the sole discretion of the reader.

BlackRock Capital Management, Inc.

CHESTNUT STREET EXCHANGE FUND
(A California Limited Partnership)

PERFORMANCE COMPARISON

June 30, 2008
(Unaudited)

Total Returns as of June 30, 2008

		Average Annual Total Returns
	6 Month	1 year	5 Year	10 Year	Since Inception

Chestnut Street Exchange Fund	(13.72)%	(12.33)%	5.36%	2.22%	11.54%
S&P 500® Index	(11.91)%	(13.11)%	7.58%	2.88%	11.59%
Dow Jones Industrial Average Index	(13.36)%	(13.26)%	7.21%	4.51%	11.79%

The performance data represents past performance and the principal value and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. Current performance may be lower or higher than the quoted performance data. Please call (302)791-1112 for the most recent month-end performance. In addition, the data does not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of Fund shares. The Fund’s gross expense ratio for the period ended June 30, 2008 was 0.46%.

Results of index performance are presented for general comparative purposes.

CHESTNUT STREET EXCHANGE FUND
(A California Limited Partnership)

FUND EXPENSE EXAMPLE
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period from January 1, 2008 through June 30, 2008, and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Six Months Ending June 30, 2008” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Chestnut Street Exchange Fund

				Expenses Paid
	Beginning	Ending		During Six
	Account Value	Account Value		Months Ended
	January 1, 2008	June 30, 2008		June 30, 2008*

Actual	$1,000.00	$862.80		$2.13
Hypothetical (5% return before expenses)	$1,000.00	$1,022.55	†	$2.32

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 0.46%, multiplied by the average account value over the period, multiplied by the number of days (182) in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period. The Fund’s ending account value on the first line of the table is based on the actual total return of (13.70%) for the six month period ending June 30, 2008.

†	Hypothetical expenses are based on the Fund’s actual annualized six-month expense ratio and an assumed rate of return of 5% per year before expenses.

CHESTNUT STREET EXCHANGE FUND
(A California Limited Partnership)

PORTFOLIO HOLDINGS SUMMARY TABLE

June 30, 2008
(Unaudited)

	% of Net
Security Type/Industry	Assets	Value

COMMON STOCKS:
Basics	5.5%	$13,442,309
Capital Equipment	8.2	20,007,607
Consumer Cyclicals	9.0	22,084,606
Energy	11.6	28,205,353
Financial	14.4	35,142,950
Healthcare	22.5	54,830,514
Retail	1.2	3,042,431
Staples	5.6	13,630,179
Technology	12.2	29,801,431
Transportation	7.0	17,070,929
Utilities	2.1	5,111,143
SHORT-TERM OBLIGATIONS	1.1	2,700,000
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.4)	(932,592)

Net Assets	100.0%	$244,136,860

CHESTNUT STREET EXCHANGE FUND
(A California Limited Partnership)

STATEMENT OF NET ASSETS

June 30, 2008
(Unaudited)

Shares		Value

COMMON STOCKS—99.3%

	BASICS—5.5%
100,609	Air Products & Chemicals, Inc.	$9,946,206
86,032	Cabot Corp.	2,091,438
42,373	Cabot Microelectronics Corp.*	1,404,665

		13,442,309

	CAPITAL EQUIPMENT—8.2%
181,112	Emerson Electric Co.	8,955,988
364,049	General Electric Co.	9,716,468
39,154	Pitney Bowes, Inc.	1,335,151

		20,007,607

	CONSUMER CYCLICALS—9.0%
9,916	Citadel Broadcasting Corp.	12,097
149,743	Comcast Corp., Class A*	2,840,625
85,100	Procter & Gamble Co. (The)	5,174,931
129,129	Walt Disney Co. (The)	4,028,825
144,103	3M Co.	10,028,128

		22,084,606

	ENERGY—11.6%
41,979	BP PLC ADR	2,920,479
147,227	Exxon Mobil Corp.	12,975,115
114,584	Schlumberger, Ltd.	12,309,759

		28,205,353

	FINANCIAL—14.4%
111,332	American Express Co.	4,193,876
28,441	American International Group, Inc.	752,549
22,266	Ameriprise Financial, Inc.	905,558
321,283	Bank of America Corp.	7,669,025
48,853	Fannie Mae	953,122
140,310	JP Morgan Chase & Co.	4,814,036
85,983	Moody’s Corp.	2,961,255
92,150	Wachovia Corp.	1,431,090
482,629	Wells Fargo & Co.	11,462,439

		35,142,950

	HEALTHCARE—22.5%
231,254	Abbott Laboratories, Inc.	12,249,524
64,986	Baxter International, Inc.	4,155,205
23,125	Hospira, Inc.*	927,544
74,542	IMS Health, Inc.	1,736,829
301,631	Johnson & Johnson	19,406,939
91,862	Medco Health Solutions, Inc.*	4,335,886
318,880	Merck & Company, Inc.	12,018,587

		54,830,514

	RETAIL—1.2%
44,558	Safeway, Inc.	1,272,131
31,500	WalMart Stores	1,770,300

		3,042,431

	STAPLES—5.6%
18,000	Altria Group, Inc.	370,080
164,147	Coca Cola Co. (The)	8,532,361
5,688	Hanesbrands, Inc.	154,372
12,456	Kraft Foods - Class A	354,373
43,600	PepsiCo Inc.	2,772,524
18,000	Phillip Morris International, Inc.	889,020
45,506	Sara Lee Corp.	557,449

		13,630,179

	TECHNOLOGY—12.2%
57,923	Hewlett-Packard Co.	2,560,776
776,785	Intel Corp.	16,685,342
39,708	International Business Machines Corp.	4,706,589
139,643	Microsoft Corp.	3,841,579
273,453	Motorola, Inc.	2,007,145

		29,801,431

	TRANSPORTATION—7.0%
113,572	Burlington Northern Santa Fe Corp.	11,344,707
75,844	Union Pacific Corp.	5,726,222

		17,070,929

	UTILITIES—2.1%
2,713	Fairpoint Communications, Inc.	19,561
143,830	Verizon Communications, Inc.	5,091,582

		5,111,143

	Total Common Stocks (Cost: $43,589,221)	242,369,452

See Accompanying Notes to Financial Statements.

CHESTNUT STREET EXCHANGE FUND
(A California Limited Partnership)

STATEMENT OF NET ASSETS (Concluded)

June 30, 2008
(Unaudited)

Par		Value

SHORT-TERM OBLIGATIONS—1.1%
$2,700,000	Federal Home Loan Bank 07/01/08 2.00%
	(Cost: $2,700,000)	$2,700,000

TOTAL INVESTMENT IN SECURITIES
(Cost: $46,289,221)	100.4%	245,069,452
Liabilities in excess of other assets	(0.4)%	(932,592)

NET ASSETS	100.0%	$244,136,860

*	Non-Income Producing

ADR–American Depository Receipt

FAS 157 DISCLOSURE (Note B in Notes to Financial Statements)

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

		Other
	Investments in	Financial
Valuation Inputs	Securities	Instruments

Level 1 — Quoted Prices	$245,069,452	$—
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$245,069,452	$—

See Accompanying Notes to Financial Statements.

CHESTNUT STREET EXCHANGE FUND
(A California Limited Partnership)

Statement of Net Assets and Liabilities

June 30, 2008
(Unaudited)

Assets
Investments, at value (cost $46,289,221)	$245,069,452
Cash	23,440
Dividends receivable	476,354
Prepaid expenses	4,924
Receivable for investment securities sold	59,994

Total assets	245,634,164

Liabilities
Payables for:
Distributions	1,321,780
Capital shares repurchased	64,744
Advisory fees	71,536
Managing general partners	8,213
Transfer agent fees	6,026
Custodian fees	1,622
Accrued expenses and other liabilities	23,383

Total liabilities	1,497,304

Net Assets	$244,136,860

Net Assets Consisted of:
Other capital — paid-in or reinvested	$45,657,311
Undistributed net investment income	208,704
Accumulated net realized losses on securities	(509,386)
Net unrealized appreciation of investments (book basis)	198,780,231

Net Assets (Applicable to 714,286 partnership shares outstanding)	$244,136,860

Net Asset Value per share ($244,136,860/714,286 shares)	$341.79

Net assets applicable to shares owned by:
Limited partners (714,193 shares)	$244,104,930
Managing general partners (93 shares)	31,930

Total net assets (714,286 shares)	$244,136,860

See Accompanying Notes to Financial Statements.

CHESTNUT STREET EXCHANGE FUND
(A California Limited Partnership)

Statement of Operations
Six Months Ended June 30, 2008
(Unaudited)

Investment income
Dividends		$3,462,870
Interest		20,478

Total investment income		3,483,348

Expenses
Investment advisory fees		449,484
Legal fees		51,238
Managing general partners’ compensation, officer’s salary and expenses		50,341
Custodian fees		15,537
Insurance expense		12,978
Printing expense		12,090
Audit fees		12,078
Transfer agent fees		8,555
Miscellaneous		5,787

Total expenses		618,088

Net investment income		2,865,260

Net realized and unrealized gain/(loss) on investments:
Net realized loss on sale of investment securities		(12,558)
Realized gain from security transactions:
distributed upon redemption of partnership shares		9,593,704
Unrealized appreciation of investments
Beginning of period	$251,092,441
End of period	198,780,231

Net change in unrealized appreciation		(52,312,210)

Net realized and unrealized loss on investments		(42,731,064)

Net decrease in net assets resulting from operations		$(39,865,804)

Statements of Changes in Net Assets

	Six Months
	Ended	Year Ended
	June 30,	December 31,
	2008	2007
	(Unaudited)

Increase/(decrease) in net assets
Operations:
Net investment income	$2,865,260	$5,675,160
Net realized gain/(loss) from security transactions, for federal income tax purposes net gain is $0 and $2.001,276	(12,558)	1,964,787
Excess of market value over book value of securities distributed upon redemption of partnership shares	9,593,704	11,636,706
Change in unrealized appreciation of investments	(52,312,210)	3,565,681

Increase/(decrease) in net assets resulting from operations	(39,865,804)	22,842,334

Distributions to partners from:
Net investment income	(2,659,977)	(5,675,969)

Capital share transactions:
Net asset value of 855 and 893 shares issued in lieu of cash distributions	330,474	355,979
Cost of 26,702 and 30,133 shares repurchased	(9,944,621)	(11,825,990)

Decrease in net assets from capital share transactions	(9,614,147)	(11,470,011)

Total increase/(decrease) in net assets	(52,139,928)	5,696,354
Net assets:
Beginning of period	296,276,788	290,580,434

End of period*	$244,136,860	$296,276,788

*	Includes undistributed net investment income of $208,704 and $3,421, respectively.

See Accompanying Notes to Financial Statements.

CHESTNUT STREET EXCHANGE FUND
(A California Limited Partnership)

FINANCIAL HIGHLIGHTS

(For a Share of the Fund Outstanding Throughout Each Period)

	Six Months
	Ended
	June 30,	Years Ended December 31
	2008	2007	2006	2005	2004	2003
	(Unaudited)

Net Asset Value, Beginning of Period	$400.30	$377.68	$337.28	$333.18	$327.39	$264.29

Income From Investment Operations:
Net investment income	3.99	7.62	6.88	6.19	5.65	4.61
Net gain on securities (both realized and unrealized)	(58.80)	22.62	40.40	4.10	5.80	63.09

Total from investment operations	(54.81)	30.24	47.28	10.29	11.45	67.70

Less Distributions:
From net investment income	(3.70)	(7.62)	(6.88)	(6.19)	(5.66)	(4.60)
From realized gains	—	—	—	—	—	—

Total distributions	(3.70)	(7.62)	(6.88)	(6.19)	(5.66)	(4.60)

Net Asset Value, End of Period	$341.79	$400.30	$377.68	$337.28	$333.18	$327.39

Total Return	(13.72)%	8.05%	14.13%	3.12%	3.56%	25.78%

Ratios/Supplemental Data:
Net Assets, End of Period (000’s)	$244,137	$296,277	$290,580	$271,390	$298,159	$299,583
Ratios to average net assets:
Operating expenses	0.46%	0.44%	0.44%	0.43%	0.42%	0.43%
Net investment income	2.14%	1.91%	1.93%	1.82%	1.75%	1.57%
Portfolio Turnover Rate	0.00%	0.68%	0.99%	0.82%	0.47%	1.18%

See Accompanying Notes to Financial Statements.

CHESTNUT STREET EXCHANGE FUND
(A California Limited Partnership)

NOTES TO FINANCIAL STATEMENTS

June 30, 2008
(Unaudited)

(A)	ORGANIZATION

Chestnut Street Exchange Fund (the “Fund”), a California Limited Partnership, is registered under the Investment Company Act of 1940, as amended, as a diversified open-end investment management company. The Fund’s investment objective is to seek long-term growth of capital and, secondarily, current income. Effective January 1, 1998, the Fund changed its status for tax purposes from a partnership to a regulated investment company. The change resulted from the enactment of the “Publicly Traded Partnership” rules to the Internal Revenue Code, which first applied to the Fund after 1997.

(B)	SIGNIFICANT ACCOUNTING PRINCIPLES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

          Security Valuations

Securities listed or traded on an exchange are valued generally at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, valued at the closing bid price on that day. Each security reported on the NASDAQ Stock Market, Inc. is valued at the NASDAQ Official Close Price. Securities for which market quotations are not readily available or are believed to be unreliable are valued at fair value as determined in good faith using methods approved by the Managing General Partners. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value.

The Fund has adopted the provisions of Statement of Financial Accounting Standards No. 157 (“SFAS 157”) as of the beginning of the current fiscal period/year. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. To increase consistency and comparability in fair value measurements and related disclosures, the Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

CHESTNUT STREET EXCHANGE FUND
(A California Limited Partnership)

          Securities Transactions and Investment Income

Securities transactions are accounted for on a trade date basis. Realized gains and losses on sales and redemptions in-kind are computed on the basis of specific identification for both financial reporting and income tax purposes. For securities exchanged into the Fund at the Fund’s inception in 1976, the cost for financial reporting purposes is the value of those securities as used in the Exchange. The cost, for income tax purposes, of securities exchanged into the Fund is the tax basis of the individual investor. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

          Distributions

Distributions from net investment income are paid quarterly and recorded on the ex-dividend date. Distributions of capital gains, if any, are paid annually and recorded on the ex-dividend date.

          Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income which is distributed to shareholders. The Fund may elect not to distribute long-term capital gains to shareholders, but retain these gains and pay the income tax at the applicable corporate income tax rate. If the Fund elects to pay the tax on long-term capital gains, on the last day of the year the tax is paid, the partners are entitled to a proportionate credit for the tax payment and the tax basis of their shares is increased by the amount of undistributed gains less the tax paid by the Fund. At December 31, 2007, the Fund had a capital loss carryforward of $496,827, of which $275,626 expires December 31, 2011 and $221,201 expires December 31, 2012. Therefore, no provision for federal income taxes is recorded in the financial statements.

Financial Accounting Standards Board (“FASB”) FASB Interpretation No. 48 “Accounting for the Uncertainty of Income Taxes” (“FIN 48”) sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund’s tax positions and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management’s conclusions regarding the adoption of FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation of guidance from the FASB, new tax laws, regulations and administrative interpretations (including court decisions). Each of the Fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

(C)	INVESTMENT ADVISORY FEES and OTHER TRANSACTIONS WITH AFFILIATES

BlackRock Capital Management, Inc. (“BCM” or the “Adviser”), a wholly owned subsidiary of BlackRock Institutional Management, Inc., serves as Investment Adviser to the Fund pursuant to an advisory agreement dated September 29, 2006, (“Advisory Agreement”). BCM provides advisory, accounting and

CHESTNUT STREET EXCHANGE FUND
(A California Limited Partnership)

administrative services to the Fund. All BlackRock entities named are subsidiaries of BlackRock, Inc. in which PNC Bank holds a minority interest.

The Advisory Agreement provides for a fee at the annual rate of 4/10ths of 1% of the first $100,000,000 of the Fund’s average daily net assets plus 3/10ths of 1% of net assets exceeding $100,000,000.

PNC Global Investment Servicing (U.S.) Inc. (“PNC”), formerly PFPC Inc., an affiliate of PNC Bank, serves as the Fund’s transfer and dividend disbursing agent. As compensation for these services, PNC is entitled to a fee of $12,500 per year plus related out-of-pocket expenses.

PFPC Trust Company, a subsidiary of PNC, serves as the Fund’s custodian. As compensation for its services as custodian, PFPC Trust Company is entitled to a fee computed at an annual rate of 0.0065% of the Fund’s average gross assets plus additional fees based on the number and type of transactions.

The managing general partners each receive a fixed fee as compensation for their services. In addition, the President, Treasurer and Chief Compliance Officer receives additional payments for overseeing the Fund’s activities including compliance with federal securities laws, plus reimbursements of related expenses. Total payments to or for the managing general partners amounted to $50,341.

Legal fees amounting to $51,238 were paid to Drinker Biddle & Reath LLP. Michael P. Malloy, Esq., Secretary of the Fund, is a partner of that firm.

(D)	INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term obligations and redemptions in-kind) were $0 and $37,830, respectively, for the six months ended June 30, 2008.

(E)	IN-KIND DISTRIBUTION OF SECURITIES

During the six months ended June 30, 2008, the Fund distributed portfolio securities in lieu of cash for most shareholder redemptions. The value of these redemptions was as follows:

	Net Realized	Fund
Value of the	Gain Included	Shares
Redemptions	In Redemptions	Redeemed

$9,934,696	$9,593,704	26,674

Net realized gains from these transactions are not taxable to the Fund. Such gains are not distributed to shareholders and will be reclassified to paid-in capital at the Fund’s fiscal year end. These transactions were completed following guidelines approved by the Managing General Partners.

(F)	INDEMNIFICATIONS

In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is immaterial. The Fund has not had prior claims or losses pursuant to the contracts and expects the risk of loss to be remote.

CHESTNUT STREET EXCHANGE FUND
(A California Limited Partnership)

(G)	ACCOUNTING PRONOUNCEMENTS

In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”) was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why a fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund’s results of operations and financial position. Management is currently evaluating the impact of FAS 161 on financial statement disclosures, if any.

Additional Information (Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (888) 261-4073 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedule

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended March 31 and September 30) on Form N-Q. The Fund’s Form N-Q is available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling 1-800-SEC-0330.

MANAGING GENERAL PARTNERS

Richard C. Caldwell
Gordon L. Keen, Jr.
Edward J. Roach
Langhorne B. Smith
David R. Wilmerding, Jr.

INVESTMENT ADVISER
BlackRock Capital Management, Inc.
100 Bellevue Parkway
Wilmington, Delaware 19809

TRANSFER AGENT
PNC Global Investment
Servicing (U.S.) Inc.
P.O. Box 8950
Wilmington, Delaware 19899
(800) 852-4750

Semi-Annual Report
June 30, 2008
(Unaudited)

Chestnut Street Exchange
Fund

103 Bellevue Parkway
Wilmington, Delaware 19809
(302) 791-1112
Edward J. Roach, President & Treasurer

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of managing general partners.
Item 11. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”), were effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended as of the date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act, that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Chestnut Street Exchange Fund

By (Signature and Title)*	/s/ Edward J. Roach Edward J. Roach, President & Treasurer
(Principal Executive Officer & Principal Financial Officer)
Date 8/28/08
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Edward J. Roach Edward J. Roach, President & Treasurer
(Principal Executive Officer & Principal Financial Officer)
Date 8/28/08

*	Print the name and title of each signing officer under his or her signature.